Fair Value Measurements, Derivative Instruments and Hedging Activities - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Net investment hedges | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ 25	$ (11)	$ 48
Foreign currency zero cost collars | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	(10)	(1)	16
Interest Rate Swap [Member] | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	(28)	2	(11)
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, cash collateral netting threshold, fair value	$ 100